Significant accounting policies - Summary of expected credit loss models relies on macroeconomic variables (Detail)	Dec. 31, 2023	Dec. 31, 2022
GDP Growth [Member]
Disclosure of Expected Credit Loss Models Relies on Macroeconomic Variables [Line Items]
Expected credit loss rate
Private Formal Employment [Member]
Disclosure of Expected Credit Loss Models Relies on Macroeconomic Variables [Line Items]
Expected credit loss rate
Gross Capital Formation [Member]
Disclosure of Expected Credit Loss Models Relies on Macroeconomic Variables [Line Items]
Expected credit loss rate
Consumer [Member]
Disclosure of Expected Credit Loss Models Relies on Macroeconomic Variables [Line Items]
Expected credit loss rate
Real Domestic Demand [Member]
Disclosure of Expected Credit Loss Models Relies on Macroeconomic Variables [Line Items]
Expected credit loss rate
Real Formal Salary [Member]
Disclosure of Expected Credit Loss Models Relies on Macroeconomic Variables [Line Items]
Expected credit loss rate
Real Informal Salary [Member]
Disclosure of Expected Credit Loss Models Relies on Macroeconomic Variables [Line Items]
Expected credit loss rate
Real Disposable Income Per Capita [Member]
Disclosure of Expected Credit Loss Models Relies on Macroeconomic Variables [Line Items]
Expected credit loss rate